Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash generated from operating activities	¥ 1,065,505	$ 167,202	¥ 664,910	¥ 40,167
Net cash used in investing activities	(3,952,971)	(620,307)	(2,769,269)	(3,520,639)
Net cash generated from (used in) financing activities	1,293,061	202,909	8,188,802	4,456,328
Effect of exchange rate changes on cash and cash equivalents	(76,056)	(11,936)	(292,820)	(719)
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,670,461)	(262,132)	5,791,623	975,137
Parent Company
Condensed Financial Statements Captions [Line Items]
Net cash generated from operating activities	(6,049)	(949)	(22,553)	(26,093)
Net cash used in investing activities	(2,887,209)	(453,066)	(2,893,144)	(601,174)
Net cash generated from (used in) financing activities	(4,285)	(672)	6,683,039	637,792
Effect of exchange rate changes on cash and cash equivalents	(157,671)	(24,743)	(263,088)	(43)
Net increase (decrease) in cash, cash equivalents and restricted cash	(3,055,214)	(479,430)	3,504,254	10,482
Cash and cash equivalents at beginning of the year	3,514,736	551,539	10,482
Cash and cash equivalents at end of the year	¥ 459,522	$ 72,109	¥ 3,514,736	¥ 10,482